Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

The Company evaluates events that occur after the year-end date through the date the financial statements are available to be issued. Accordingly, the Company has evaluated subsequent events through March 28, 2019, and has determined that the following events require disclosure in the financial statements.

Cashless Warrant Exercise

Subsequent to December 31, 2018, the Company issued 704,108 shares of common stock upon the exercise of 1,313,258 Class N Warrants and Class L Warrants to purchase shares of stock under the terms of the respective warrant agreements.

Warrant Exercise

Subsequent to December 31, 2018, the Company issued 3,953,334 shares of common stock upon the exercise of 3,953,334Class L Warrants and Class O Warrants to purchase shares of stock under the terms of the respective warrant agreements.

Short term notes payable

Subsequent to December 31, 2018, the Company entered into short term notes payable with individuals in the total principal amount of $965,000 with an interest rate of 10% per annum. The principal and accrued interest are due and payable six months from the date of issuance or receipt of notice of warrant exercise.

Contractual Obligations

On January 2, 2019, we entered into a second amendment to the lease agreement for an additional 2,297 square feet of office space for office space which expires on December 31, 2021.